VY Baron Growth Portfolio
VY Baron Growth Portfolio (formerly, ING Baron Growth Portfolio)
INVESTMENT OBJECTIVE
The Portfolio seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses VY Baron Growth Portfolio		Class ADV	Class I	Class S	Class S2
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%	none	0.25%	0.50%
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%
Other Expenses		0.04%	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1]	1.50%	1.00%	1.25%	1.50%
Waivers and Reimbursements	[2]	none	none	none	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		1.50%	1.00%	1.25%	1.40%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.59%, 1.09%, 1.34%, and 1.49% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2015. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio's board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The distributor is contractually obligated to waive a portion of its service fee so that the Portfolio's Total Annual Portfolio Operating Expenses after Waivers and Reimbursements for Class S shares does not exceed 1.31% through May 1, 2015. This distribution fee waiver is not subject to possible recoupment by the distributor. The distributor is also contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2015. These distribution fee waivers will renew if the distributor elects to renew them. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio's board.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VY Baron Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	153	474	818	1,791
Class I	102	318	552	1,225
Class S	127	397	686	1,511
Class S2	143	464	809	1,782

Expense Example, No Redemption VY Baron Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	153	474	818	1,791
Class I	102	318	552	1,225
Class S	127	397	686	1,511
Class S2	143	464	809	1,782

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

Effective July 14, 2014, the first paragraph of the Portfolio's investment strategy shown above will be revised as follows:

The Portfolio invests primarily in the securities of small-sized growth companies with market capitalizations of under $2.5 billion at the time of purchase, selected for their capital appreciation potential. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio's investment.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The sub-adviser ("Sub-Adviser") seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, strong, visionary management, and an attractive valuation. The Portfolio purchases stocks that the Sub-Adviser believes are undervalued relative to their businesses' long-term growth prospects, future cash flows and asset values. The Sub-Adviser seeks to invest in businesses before their long-term growth prospects are appreciated by other investors. The Portfolio may make significant investments in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing    Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Other class shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.43% and Worst quarter: 4th, 2008, -27.03%
Average Annual Total Returns% (for the periods ended December 31, 2013)
Average Annual Total Returns VY Baron Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV		38.50%	23.46%	10.82%		May 01, 2002
Class ADV Russell 2000® Growth Index	[1]	43.30%	22.58%	9.41%
Class ADV Russell 2500™ Growth Index	[1]	40.65%	24.03%	10.11%
Class I		39.23%	24.07%	11.38%		May 01, 2002
Class I Russell 2000® Growth Index	[1]	43.30%	22.58%	9.41%
Class I Russell 2500™ Growth Index	[1]	40.65%	24.03%	10.11%
Class S		38.85%	23.77%	11.11%		May 01, 2002
Class S Russell 2000® Growth Index	[1]	43.30%	22.58%	9.41%
Class S Russell 2500™ Growth Index	[1]	40.65%	24.03%	10.11%
Class S2		38.68%			28.55%	Feb. 27, 2009
Class S2 Russell 2000® Growth Index	[1]	43.30%			28.35%
Class S2 Russell 2500™ Growth Index	[1]	40.65%			28.96%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.